RESTRUCTURING COST	12 Months Ended
Dec. 31, 2013
RESTRUCTURING COST [Abstract]
RESTRUCTURING COST
NOTE 10:-	RESTRUCTURING COST

During the fourth quarters of 2013, 2012 and 2011, the Company initiated restructuring plans to improve its operating efficiency at its various operating sites and to reduce its operating expenses. As a result of the restructuring plans the Company recognized $ 564, $ 315 and $ 398 of employee contract termination costs on its statement of operations included at "Restructuring costs" for the years ended December 31, 2013, 2012 and 2011, respectively. The restructuring expenses for the 2011 and 2012 plans were fully paid in 2012 and 2013, respectively. The Company anticipates that the total accrued restructuring expenses for the 2013 plan will be paid in cash through fiscal year 2014.